Summary of Significant Accounting Policies - Schedule of Derivative Liability Measured at Fair Value (Details) - Significant Unobservable Inputs (Level 3) [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Derivative Liability Measured at Fair Value [Line Items]
Balance of derivative liability beginning balance	$ 34,156	$ 127,545	$ 24,796
Initial fair value of derivative liability attributable to warrants issuance		621,353	479,468
Reclassification of additional paid-in capital upon conversion	(1,281,603)	(176,529)	(2,354)
Gain from change in the fair value of derivative liability	1,276,889	(538,213)	(374,365)
Balance of derivative liability ending balance	$ 29,442	$ 34,156	$ 127,545